Total Equity	12 Months Ended
Dec. 31, 2025
Total Equity
Total Equity

16.Total Equity

Equity attributable to shareholders of Fairfax

Authorized capital

The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.

Issued capital

Issued capital at December 31, 2025 was comprised of 1,548,000 multiple voting shares and 21,880,169 subordinate voting shares without par value prior to deducting 1,772,853 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2024 – 1,548,000, 22,886,704 and 1,967,008 respectively). The multiple voting shares are not traded.

Common stock

The number of shares outstanding was as follows:

	2025	2024
Subordinate voting shares – January 1	20,919,696	22,254,478
Purchases for cancellation	(1,006,535)	(1,346,953)
Treasury shares acquired	(117,918)	(207,974)
Treasury shares reissued	312,073	220,145
Subordinate voting shares – December 31	20,107,316	20,919,696
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	20,856,086	21,668,466

During 2025 the company purchased for cancellation 1,006,535 subordinate voting shares (2024 – 1,346,953) principally under the terms of its normal course issuer bids at a cost of $1,625.2 (2024 – $1,588.4), of which $1,375.9 (2024 – $1,254.7) was charged to retained earnings. Included in the subordinate voting shares purchased for cancellation during 2024 were 275,000 shares purchased from Prem Watsa, the company’s Chairman and CEO, for $304.3 pursuant to an exemption from the issuer bid requirements contained in applicable Canadian securities laws.

Subsequent to December 31, 2025, the company purchased for cancellation 226,694 subordinate voting shares under the terms of its normal course issuer bids at a cost of $384.0.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 5, 2026	January 15, 2026	January 22, 2026	$15.00	$329.1
January 3, 2025	January 16, 2025	January 23, 2025	$15.00	$343.6
January 3, 2024	January 18, 2024	January 25, 2024	$15.00	$363.1

Treasury shares and share-based payment awards

During 2025 the company acquired for treasury 117,918 subordinate voting shares at a cost of $189.1 (2024 - 207,974 subordinate voting shares at a cost of $240.4) for use in its share-based payment awards. Additionally, during 2025 the company reissued 312,073 subordinate voting shares from treasury, which were previously acquired at a cost of $122.9, in settlement of vested share-based payment awards (2024 - reissued 220,145 subordinate voting shares from treasury previously acquired at a cost of $108.3).

Share-based payment awards comprise a portion of the company’s annual bonus to its senior employees at the holding company and at the insurance and reinsurance operating companies. All of the company’s share-based payment awards of Fairfax subordinate voting shares are accounted for as equity settled plans and generally vest over a five-year service period.

The fair value of share-based payment awards on the grant date is amortized to compensation expense over the vesting period, with a corresponding increase to the share-based payments equity reserve in common shareholders’ equity. During 2025 compensation expense of $176.6 (2024 - $164.9) related to share-based payment awards was recorded in the consolidated statement of earnings.

Preferred stock

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2025 were as follows:

	Next possible							Fixed
	redemption and	Number of				Liquidation		dividend
	conversion	shares	Carrying			preference per		rate per
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum(4)
Series K	March 31, 2027	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	5.05%
(1)	Redeemable by the company at the stated redemption date and on each subsequent five-year anniversary date at Cdn $25.00 per share.
(2)	Holders have the option to convert their shares into Series L floating rate cumulative preferred shares at the specified conversion date and on each subsequent five-year anniversary date.
(3)	The number of shares outstanding, carrying value and stated capital remained unchanged during 2025 and 2024.
(4)	Series K preferred shares have a fixed dividend rate equal to the five-year Government of Canada bond yield plus 3.51%, with rate resets on each subsequent five-year anniversary date. Series L preferred shares, of which none are currently issued, have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.51%, with rate resets at the end of each calendar quarter.

During 2025 the company redeemed the following cumulative five-year reset preferred shares, all with stated capital and redemption values of Cdn$25.00 per share:

					Gain recognized in
		Number of shares			equity (net changes in
	Redemption date	redeemed	Carrying value	Redemption cost	capitalization)
Series E	March 31, 2025	5,440,132	124.5	94.5	30.0
Series F	March 31, 2025	2,099,046	48.0	36.5	11.5
Series G	September 30, 2025	7,719,843	182.1	138.7	43.4
Series H	September 30, 2025	2,280,157	53.8	41.0	12.8
Series I	December 31, 2025	10,420,101	250.5	190.1	60.4
Series J	December 31, 2025	1,579,899	38.0	28.8	9.2
Series M	March 31, 2025	9,200,000	179.6	159.8	19.8
			876.5	689.4	187.1

During 2024 the company redeemed the following cumulative five-year reset preferred shares, all with stated capital and redemption values of Cdn$25.00 per share:

					Gain recognized in
		Number of shares			equity (net changes in
	Redemption date	redeemed	Carrying value	Redemption cost	capitalization)
Series C	December 31, 2024	7,515,642	170.8	130.6	40.2
Series D	December 31, 2024	2,484,358	56.5	43.2	13.3
			227.3	173.8	53.5

During 2025 the company paid preferred share dividends of $24.5 (2024 - $48.6).

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2025			December 31, 2024
		Income tax			Income tax
	Pre-tax	(expense)	After-tax	Pre-tax	(expense)	After-tax
	amount	recovery	amount	amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(1,196.3)	58.3	(1,138.0)	(1,333.2)	42.8	(1,290.4)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(41.9)	(14.2)	(56.1)	(307.7)	28.2	(279.5)
	(1,238.2)	44.1	(1,194.1)	(1,640.9)	71.0	(1,569.9)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	159.9	(35.8)	124.1	57.8	(8.2)	49.6
Share of net gains (losses) on defined benefit plans of associates	(10.5)	1.7	(8.8)	(8.2)	0.1	(8.1)
Other	217.7	(43.9)	173.8	178.2	(33.8)	144.4
	367.1	(78.0)	289.1	227.8	(41.9)	185.9
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(871.1)	(33.9)	(905.0)	(1,413.1)	29.1	(1,384.0)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

					Net earnings (loss)
					attributable to non-
	December 31, 2025		December 31, 2024		controlling interests
	Economic		Economic
	ownership	Carrying	ownership	Carrying
	percentage(5)	value	percentage(5)	value	2025	2024
Insurance and reinsurance companies(1)
Allied World(2)	16.6%	1,121.7	16.6%	989.0	204.5	176.1
Odyssey Group(2)	9.99%	735.3	9.99%	665.7	129.5	128.1
Ki(3)(5)	80.0%	589.7	80.0%	532.6	70.6	137.4
Gulf Insurance	2.9%	496.6	2.9%	494.1	27.9	1.7
All other	—	62.1	—	58.8	11.0	7.3
		3,005.4		2,740.2	443.5	450.6
Non-insurance companies
Restaurants and retail(4)	—	3.3	—	147.7	1.4	9.2
Fairfax India(5)	57.1%	1,074.4	57.3%	1,029.9	124.0	(63.7)
Thomas Cook India	35.5%	99.5	35.5%	97.1	12.8	11.7
All other	—	177.2	—	266.3	(70.3)	(19.8)
		1,354.4		1,541.0	67.9	(62.6)
		4,359.8		4,281.2	511.4	388.0
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and the group holding companies.
(2)	During 2025 the subsidiaries comprising the Global Insurers and Reinsurers reporting segment paid aggregate dividends of $146.3 (2024 - $256.3) to non-controlling interests.
(3)	On January 1, 2025 Ki completed the separation from its parent company Brit and became a separate operating company within the Global Insurers and Reinsurers reporting segment.
(4)	During 2025 Recipe repurchased and cancelled its common shares not owned by Fairfax, which increased Fairfax’s ownership interest in Recipe from 84.0% to 100.0%.
(5)	At December 31, 2025, Ki’s non-controlling interest economic ownership percentage was 80.0% (December 31, 2024 - 80.0%) which differed from its non-controlling interest voting percentage of 49.0% (December 31, 2024 - 49.0)% and Fairfax India’s non-controlling interest economic ownership percentage was 57.1% (December 31, 2024 - 57.3%) which differed from its non-controlling interest voting percentage of 4.8% (December 31, 2024 – 4.8%).

Subsequent to December 31, 2025

On February 27, 2026 AGT filed a prospectus with Canadian securities regulatory authorities in respect of a Cdn$449.5 offering of its common shares, consisting of a Cdn$425.0 treasury issuance and a Cdn$24.5 secondary sale, at a price of Cdn$23.00 per common share (the “Offering”). Neither Fairfax nor AGT’s CEO are selling any common shares in the Offering. The company holds warrants to purchase an aggregate Cdn$340.0 of AGT common shares at Cdn$22.50 per share and also holds a Cdn$340.0 loan to AGT. Immediately prior to closing of the Offering the company will exercise its warrants and the proceeds will be used by AGT to repay the principal amount of the loan. Concurrent with the closing of the Offering, the company will purchase Cdn$200.0 of AGT common shares at Cdn$23.00 per share in a private placement and will continue to have a controlling equity interest in AGT.

Net changes in capitalization

The impact on common shareholders’ equity and non-controlling interests of certain capital transactions and changes in ownership interests of the company’s consolidated subsidiaries for the years ended December 31, 2025 and 2024 are included in net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See also note 6, and under the headings “Preferred stock” and “Non-controlling interests” earlier in this note, for details.

	2025		2024
	Common	Non-	Common	Non-
	shareholders’	controlling	shareholders’	controlling
	equity	interests	equity	interests
Redemption of Series E, F, G, H, I, J and M cumulative preferred shares	187.1	—	—	—
Repurchase and cancellation by Recipe of shares held by non-controlling interests	4.3	(147.7)	—	—
Acquisition of non-controlling interests in Brit	—	—	(76.0)	(449.9)
Additional interest acquired in Gulf Insurance through mandatory tender offer	—	—	(41.2)	(85.5)
Redemption of Series C and D cumulative preferred shares	—	—	53.5	—
Partial disposition of Digit Insurance by Digit on completion of Digit Insurance’s initial public offering (note 6)	—	—	97.5	—
Other	(67.5)	(41.4)	(75.8)	21.9
As presented in net changes in capitalization in the consolidated statement of changes in equity	123.9	(189.1)	(42.0)	(513.5)